Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	11 Earnings per share
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether coupons have been deferred or paid in the period. Below is a reconciliation of the earnings used to calculate earnings per share:

	2023 £m	2022 £m	2021 £m
(Loss)/earnings attributable to owners of the parent	(14,367)	6,666	6,801
Coupon on perpetual hybrid bonds	(59)	(60)	(15)
Tax on coupon on perpetual hybrid bonds	14	11	3
(Loss)/earnings	(14,412)	6,617	6,789
In 2023, the Group reported a loss for the year. Following the requirements of IAS 33 Earnings per Share, the impact of share options would be antidilutive and are excluded from the calculation of diluted earnings per share. Below is a reconciliation from basic to diluted earnings per share for 2022 and 2021:

			2023			2022			2021
	Loss £m	Weighted average number of shares m	Loss per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence
Basic (loss)/earnings per share (ordinary shares of 25p each)	(14,412)	2,229	(646.6)	6,617	2,256	293.3	6,789	2,287	296.9
Share options	—	—	—	—	11	(1.4)	—	10	(1.3)
Diluted (loss)/ earnings per share*	(14,412)	2,229	(646.6)	6,617	2,267	291.9	6,789	2,297	295.6
Note:
*  In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS, for that year. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis, management have included the dilutive effect of share options in calculating adjusted diluted earnings per share. There were 8 million share options on a weighted average basis in 2023.
Adjusted earnings per share calculation
Earnings have been affected by a number of adjusting items, which are described in notes 3 to 10. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

							Basic
		2023		2022		2021
	Notes	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Basic (loss)/earnings per share		(14,412)	(646.6)	6,617	293.3	6,789	296.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	27,816	1,247.9	285	12.6	363	15.9
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(5,390)	(241.8)	(67)	(3.0)	(71)	(3.1)
Net effect of excise and VAT cases	5(a),6(j), 6(k)	(167)	(7.5)	(460)	(20.4)	26	1.1
Tax on excise and VAT cases	10(e)	41	1.8	72	3.2	(3)	(0.1)
Effect of disposal of subsidiaries	6(f)	546	24.5	(6)	(0.3)	358	15.7
Effect of Brazil other taxes	6(k)	47	2.1	—	—	—	—
Tax on Brazil other taxes	10(e)	(16)	(0.7)	—	—	—	—
Effect of charges in respect of DOJ and OFAC investigations	6(h)	75	3.4	450	19.9	—	—
Effect of charges in respect of Nigerian FCCPC case	6(i)	—	—	79	3.5	—	—
Effect of planned disposal of subsidiaries	6(j)	(195)	(8.7)	612	27.2	—	—
Tax on planned disposal of subsidiaries	10(e)	—	—	(10)	(0.4)	—	—
Effect of restructuring and integration costs	7	(2)	(0.1)	771	34.2	150	6.5
Tax and non-controlling interests on restructuring and integration costs	10(d)(e)	(3)	(0.1)	(116)	(5.1)	(39)	(1.7)
Other adjusting items	3,6(d)	96	4.3	154	6.8	19	0.8
Tax effect on other adjusting items	10(e)	(22)	(1.0)	(37)	(1.6)	(5)	(0.2)
Effect of early repurchase of bonds	8(b)	29	1.3	—	—	—	—
Tax effect of early repurchase of bonds	10(e)	(8)	(0.4)	—	—	—	—
Effect of interest on FII GLO settlement and other	8(b)	67	3.0	34	1.5	55	2.4
Tax effect of interest on FII GLO settlement and other	10(e)	(18)	(0.8)	(6)	(0.3)	—	—
Effect of associates' adjusting items net of tax	9(a)	(8)	(0.4)	92	4.1	12	0.5
Deferred tax relating to changes in tax rates	10(d)	(97)	(4.4)	(44)	(2.0)	(98)	(4.3)
Adjusting items in tax	10(d)	24	1.2	—	—	—	—
Adjusted earnings per share (basic)		8,403	377.0	8,420	373.2	7,556	330.4

							Diluted
		2023		2022		2021
	Notes	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Diluted (loss)/earnings per share		(14,412)	(646.6)	6,617	291.9	6,789	295.6
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	27,816	1,247.9	285	12.6	363	15.8
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(5,390)	(241.8)	(67)	(3.0)	(71)	(3.1)
Net effect of excise and VAT cases	5(a),6(j), 6(k)	(167)	(7.5)	(460)	(20.3)	26	1.1
Tax on excise and VAT cases	10(e)	41	1.8	72	3.2	(3)	(0.1)
Effect of disposal of subsidiaries	6(f)	546	24.5	(6)	(0.3)	358	15.6
Effect of Brazil other taxes	6(k)	47	2.1	—	—	—	—
Tax on Brazil other taxes	10(e)	(16)	(0.7)	—	—	—	—
Effect of charges in respect of DOJ and OFAC investigations	6(h)	75	3.4	450	19.9	—	—
Effect of charges in respect of Nigerian FCCPC case	6(i)	—	—	79	3.5	—	—
Effect of planned disposal of subsidiaries	6(j)	(195)	(8.7)	612	26.8	—	—
Tax on planned disposal of subsidiaries	10(e)	—	—	(10)	(0.4)	—	—
Effect of restructuring and integration costs	7	(2)	(0.1)	771	34.0	150	6.6
Tax and non-controlling interests on restructuring and integration costs	10(d)(e)	(3)	(0.1)	(116)	(5.1)	(39)	(1.7)
Other adjusting items	3,6(d)	96	4.3	154	6.8	19	0.8
Tax effect on other adjusting items	10(e)	(22)	(1.0)	(37)	(1.6)	(5)	(0.2)
Effect of early repurchase of bonds	8(b)	29	1.3	—	—	—	—
Tax effect of early repurchase of bonds	10(e)	(8)	(0.4)	—	—	—	—
Effect of interest on FII GLO settlement and other	8(b)	67	3.0	34	1.5	55	2.4
Tax effect of interest on FII GLO settlement and other	10(e)	(18)	(0.8)	(6)	(0.3)	—	—
Effect of associates' adjusting items net of tax	9(a)	(8)	(0.4)	92	4.1	12	0.5
Deferred tax relating to changes in tax rates	10(d)	(97)	(4.4)	(44)	(1.9)	(98)	(4.3)
Adjusting items in tax	10(d)	24	1.2	—	—
Impact of dilution*		—	(1.4)
Adjusted diluted earnings per share		8,403	375.6	8,420	371.4	7,556	329.0
Note:
*  In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS, for that year. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis, management have included the dilutive effect of share options in calculating adjusted diluted earnings per share.
Headline earnings per share as required by the JSE Limited
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing
Requirements. It is calculated in accordance with Circular 1/2023 ‘Headline Earnings’, as issued by the South African Institute of
Chartered Accountants.

						Basic
	2023		2022		2021
	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Basic (loss)/earnings per share	(14,412)	(646.6)	6,617	293.3	6,789	296.9
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	27,800	1,247.2	429	19.0	138	6.0
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(5,430)	(243.6)	(77)	(3.4)	(42)	(1.8)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(125)	(5.6)	(21)	(0.9)	(10)	(0.4)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	27	1.2	5	0.2	2	0.1
Effect of impairment of subsidiaries transferred to held-for- sale and associated costs	(203)	(9.1)	548	24.2	83	3.6
Tax on impairment of subsidiaries and associated costs	—	—	(10)	(0.4)	—	—
Effect of foreign exchange reclassification from reserves to the income statement
- Subsidiaries	552	24.8	6	0.3	291	12.7
- Associates	—	—	(1)	—	(2)	(0.1)
Issue of shares and change in shareholding of an associate	(40)	(1.8)	3	0.1	(6)	(0.3)
Headline earnings per share (basic)	8,169	366.5	7,499	332.4	7,243	316.7

						Diluted
	2023		2022		2021
	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Diluted earnings per share	(14,412)	(646.6)	6,617	291.9	6,789	295.6
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	27,800	1,247.2	429	18.9	138	6.0
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(5,430)	(243.6)	(77)	(3.4)	(42)	(1.8)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(125)	(5.6)	(21)	(0.9)	(10)	(0.4)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	27	1.2	5	0.2	2	0.1
Effect of impairment of subsidiaries transferred to held-for- sale and associated costs	(203)	(9.1)	548	24.1	83	3.6
Tax on impairment of subsidiaries and associated costs	—	—	(10)	(0.4)	—	—
Effect of foreign exchange reclassification from reserves to the income statement
- Subsidiaries	552	24.8	6	0.3	291	12.6
- Associates	—	—	(1)	—	(2)	(0.1)
Issue of shares and change in shareholding of an associate	(40)	(1.8)	3	0.1	(6)	(0.3)
Headline earnings per share (diluted)	8,169	366.5	7,499	330.8	7,243	315.3